Investment in associate (Tables)	12 Months Ended
Dec. 31, 2018
Interests In Other Entities [Abstract]
Summarized financial information in associate
Summarized financial information of Atlas (100% basis) is as follows:

Consolidated statements of financial position as at	Dec 31 2018	Dec 31 2017
Cash and cash equivalents	$9,367	$8,361
Other current assets[1]	104,742	79,738
Non-current assets	255,822	289,671
Current liabilities[1]	(32,022)	(41,388)
Other long-term liabilities, including current maturities	(145,359)	(157,935)
Net assets at 100%	$192,550	$178,447
Net assets at 63.1%	$121,499	$112,600
Long-term receivable from Atlas[1]	76,322	76,322
Investment in associate	$197,821	$188,922

Consolidated statements of income for the years ended December 31	2018	2017
Revenue[1]	$512,214	$459,367
Cost of sales and depreciation and amortization	(322,325)	(261,121)
Operating income	189,889	198,246
Finance costs, finance income and other expenses	(10,841)	(11,170)
Income tax expense	(64,942)	(66,640)
Net earnings at 100%	$114,106	$120,436
Earnings of associate at 63.1%	$72,001	$75,995
Dividends received from associate	$63,102	$84,553

[1]	Includes related party transactions between Atlas and the Company (see note 22).